OTHER EXPENSES, NET	12 Months Ended
Dec. 31, 2025
Other Income and Expenses [Abstract]
OTHER EXPENSES, NET
NOTE 17:	OTHER EXPENSES, NET

	Year ended December 31,
	2025	2024	2023
Credit losses	$1,853	$1,200	$1,457
Other	817	799	1,355
Total other expenses, net	$2,670	$1,999	$1,812

Credit losses provision. The following is a summary of the accounts receivables and other receivables allowance for credit losses for the years ended December 31:

	Year ended December 31,
	2025	2024	2023
Balance at beginning of period	$15,324	$14,124	$12,667
Provision during the period	1,853	1,200	1,457
Balance at end of period	$17,177	$15,324	$14,124